Convertible Preferred Stock (Tables)	12 Months Ended
Apr. 30, 2023
Series A Convertible Preferred Stock
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Schedule Of Convertible Preferred Stock Issued Subject To Certain Repurchase Rights
liquidation preference of $4,500,000 to the Series A. The Series A convertible preferred stock was issued subject to certain repurchase rights in favor of the Company.

	Series A
	Original Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Liquidation Preference of the Common Stock to Series A
April 30, 2022	$0.001	10,000	10,000	$10	$4,500,000
April 30, 2021	$0.001	10,000	10,000	$10	$4,500,000

Series B Convertible Preferred Stock
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Schedule Of Convertible Preferred Stock Issued Subject To Certain Repurchase Rights
ii.
Series B convertible preferred stock (“Series B”) was issued to employees and directors in 2015 and was subordinate to the common stock. As of April 30, 2022 and April 30, 2021, the common stock had a liquidation preference of $35,000,000 to the Series B. The Series B convertible preferred stock was issued subject to certain repurchase rights in favor of the Company.

	Series B
	Original Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Liquidation Preference of the Common Stock to Series B
April 30, 2022	$0.001	10,000	10,000	$10.00	$35,000,000
April 30, 2021	$0.001	10,000	10,000	$10.00	$35,000,000

Series C Convertible Preferred Stock
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Schedule Of Convertible Preferred Stock Issued Subject To Certain Repurchase Rights
iii.	Series C convertible preferred stock (“Series C”) which was issued to investors and has a liquidation preference to the common stock.

	Series C
	Original Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Liquidation Preference of the Series C to Common Stock
April 30, 2022	$25	600,000	463,265	$463	$11,581,625
April 30, 2021	$25	600,000	463,265	$463	$11,581,625